SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 18. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

Segment Information

We have only one segment, the digital entertainment business segment, which operates a portfolio of digital entertainment products, primarily targeting digital entertainment service users across Asia.

Our Company uses the Net income (loss), as reported on our Consolidated Statements of Comprehensive Income (Loss) as the measurement for the basis of performance assessment. The basis for such measurement is the same as that for the preparation of consolidated financial statements. Please refer to the consolidated statements of operations and comprehensive income (loss) for the related segment revenue and operating results.

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For the digital entertainment business segment, the CODM uses both segment gross profit and segment profit or loss from operations to allocate resources (including employees and capital resources) in the annual budget process. The CODM considers budget-to-actual variances on a monthly basis for both profit measures when making decisions about allocating capital and personnel to the segment.
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Net income (loss) is used to monitor budget versus actual results. The monitoring of budgeted versus actual results are used in assessing performance of the segment and in establishing management’s compensation.

Amounts of revenues and significant expense categories that are regularly provided to the CODM and included in reported segment profit or loss are summarized as follows:

(in US$ thousands)	2025	2024	2023
Revenues from external customers	$3,474	$2,969	$4,292
Personnel expenses	(2,935)	(2,860)	(2,998)
Licensing and royalty fees	(755)	(637)	(952)
Depreciation	(58)	(48)	(43)
Amortization	(9)	(10)	(12)
Interest income	6	7	8
Interest expenses	(38)	(37)	(38)
Foreign exchange gain (loss)	(138)	211	(19)
Rent and utilities	(549)	(559)	(569)
Other expenses	(592)	(372)	(575)
Other non-operating income, net	(13)	1	3
Digital Entertainment Segment Net Loss	(1,607)	(1,335)	(903)
Headquarters expenses	(33)	(871)	(2,491)
Reconciliation of profit or loss
Adjustments and reconciling items	86	(90)	(5)
Consolidated Net Loss	$(1,554)	$(2,296)	$(3,399)

Reconciliations of reportable segment assets and other significant items to the consolidated totals are summarized as follows:

(in US$ thousands)	2025	2024
Total assets for reportable segments	$3,165	$3,274
Cash held in corporate headquarters	27,768	33,856
Marketable securities - current and noncurrent	8,173	5,441
Elimination of receivables from corporate headquarters	(604)	(605)
Other unallocated amounts	702	392
Consolidated Total	$39,204	$42,358

(in US$ thousands)	Segment Totals	Adjustments	Consolidated Totals
2025
Revenues from external customers	$3,474	$—	$3,474
Interest income	6	1,677	1,683
Interest expense	(38)	38	—
Depreciation and amortization	(67)	—	(67)

2024
Revenues from external customers	2,969	—	2,969
Interest income	7	1,956	1,963
Interest expense	(37)	37	—
Depreciation and amortization	(58)	—	(58)

2023
Revenues from external customers	4,292	—	4,292
Interest income	8	1,803	1,811
Interest expense	(38)	38	—
Depreciation and amortization	(55)	—	(55)

Interest income and expense allocated from headquarter to the digital entertainment business segment is based on internally negotiated rates and the adjustments represent amounts related to headquarters.

Major Product Lines

Revenues from our Company’s major product lines are summarized as follows:

(in US$ thousands)	2025	2024	2023
MahJong and casino casual games	$1,086	$1,051	$1,070
PC-based online sports games	2,057	1,539	2,696
Mobile role playing games	302	338	464
Other games and game related revenues	29	41	62
	$3,474	$2,969	$4,292

Major Customers

No single customer represented 10% or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2025	2024	2023
Taiwan	$1,783	$1,602	$1,785
Hong Kong	1,691	1,367	2,507
	$3,474	$2,969	$4,292

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2025			December 31, 2024
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$92	$4	$168	$101	$7	$466
Hong Kong	—	—	76	—	—	18
	$92	$4	$244	$101	$7	$484